Related party information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) director	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 20, 2019
Related party borrowings and receivables
Investment in joint ventures	$ 9	$ 10
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding				25.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	34.00%
Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Fees charged for services provided	$ 0	0	$ 0
Amount payable	$ 0	0	0
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Number of common directors | director	5
Key Management Personnel
Related party borrowings and receivables
Amount payable	$ 1	7	4
Salaries and other short term employee benefits	10	12	12
Post‑employment benefits	1	1	1
Key management compensation excluding transaction cost	11	13	13
Transaction related and other compensation		7	29
Key management compensation	$ 11	$ 20	$ 42